Long-Term Debt – Related Parties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Ci2i Services, INC [Member]
Schedule of Long-Term Debt – Related Parties

The following is a summary of long-term debt – related parties as of June 30, 2017 and December 31, 2016:

		2017	2016
Promissory note – Ajay Sikka	(a)	$235,671	$226,707
Promissory note – OmniM2M	(b)	(2,509)	12,591
Note payable –Satinder Thiara	(c)	10,000	10,000

Total		$243,162	$249,298

(a)	This is a loan from the CEO entered into January 1, 2015, and is unsecured. The loan bears interest at 15% annually (1.25% monthly). Interest expense on this loan for the six months ended June 30, 2017 and 2016 was $16,402 and $15,890, respectively. Accrued interest on this loan at December 31, 2016 is $92,592.

(b)	This is an unsecured note (advance) from OmniM2M. These funds are used to pay for the employee benefits of OmniM2M. There is no interest charged on this amount, and the companies have common shareholders and management.

(c)	Note payable to Satinder Thiara entered into December 13, 2016, at interest rate of 15% annually (1.25% monthly). This is an unsecured loan. Interest expense on this loan for the six months ended June 30, 2017 was $827. Accrued interest on this loan at June 30, 2017 is $901. Satinder Thiara is a shareholder of the Company.

The following is a summary of long-term debt – related parties as of December 31, 2016 and 2015:

		2016	2015

Promissory note – Ajay Sikka	(a)	$226,707	$167,487

Promissory note – OmniM2M	(b)	12,591	-

Note payable –Satinder Thiara	(c)	10,000	-

Total		$249,298	$167,487

(a)	This is a loan from the CEO entered into January 1, 2015, and is unsecured. The loan bears interest at 15% annually (1.25% monthly). Interest expense on this loan for the years ended December 31, 2016 and 2015 was $31,245 and $44,945, respectively. Accrued interest on this loan at December 31, 2016 is $76,190.

(b)	This is an unsecured note (advance) from OmniM2M. These funds are used to pay for the employee benefits of OmniM2M. There is no interest charged on this amount, and the companies have common shareholders and management.

(c)	Note payable to Satinder Thiara entered into December 13, 2016, at interest rate of 15% annually (1.25% monthly). This is an unsecured loan. Interest expense on this loan for the period ended December 31, 2016 was $74. Accrued interest on this loan at December 31, 2016 is $74. Satinder Thiara is a shareholder of the Company.

Omnim2m, Inc [Member]
Schedule of Long-Term Debt – Related Parties

The following is a summary of long-term debt – related parties as of June 30, 2017 and December 31, 2016:

		2017	2016

Promissory note – CEO	(a)	$213,894	$207,944
Promissory note – Satinder Thiara	(b)	22,000	22,000
Promissory note – Ci2i	(c)	2,509	(12,591)

Total (all current portion)		$238,403	$217,353

(a)	This is an unsecured loan from the CEO entered into January 1, 2015. It is due on demand and therefore reflected as a current liability. The loan accrues interest at 15% per annum (1.25% monthly). Interest expense on this loan for the six months ended June 30, 2017and 2016, was $15,649 and $11,066, respectively. Accrued interest at June 30, 2017 was $65,489.

(b)	This is an unsecured loan from Satinder Thiara entered into May 25, 2016, with an interest rate of 15% per annum (1.25% monthly), due December 31, 2017. Satinder Thiara is a shareholder of the Company. Interest expense on this loan for the six months ended June 30, 2017 was $1,650 and for the period May 25, 2016 through June 30, 2016 was $550. Accrued interest at June 30, 2017 was $3,850.

(c)	This is an unsecured note (advance) from Ci2i. These funds are used to pay for the employee benefits of OmniM2M. There is no interest charged on this amount, and the companies have common shareholders and management.

The following is a summary of long-term debt – related parties as of December 31, 2016 and 2015:

		2016	2015
Promissory note – CEO	(a)	$207,944	$45,535
Promissory note – Satinder Thiara	(b)	22,000	-
Total (all current portion)		$229,944	$45,535

(a)	This is an unsecured loan from the CEO entered into January 1, 2015. It is due on demand and therefore reflected as a current liability. The loan accrues interest at 15% per annum (1.25% monthly). Interest expense on this loan for the years ended December 31, 2016 and 2015, was $22,131 and $27,709, respectively. Accrued interest at December 31, 2016 was $49,840.

(b)	This is an unsecured loan from Satinder Thiara entered into May 25, 2016, with an interest rate of 15% per annum (1.25% monthly), due December 31, 2017. Satinder Thiara is a shareholder of the Company. Interest expense on this loan for the period ended December 31, 2016 was $2,200. Accrued interest at December 31, 2016 was $2,200.